Statements of Shareholders' Equity - USD ($)	Total	May 2016 Offering [Member]	October 2016 Offering [Member]	March 2017 Registered Direct Offering [Member]	August 2017 Private Placement [Member]	December 2017 Registered Direct Offering [Member]	Common Stock [Member]	Common Stock [Member] May 2016 Offering [Member]	Common Stock [Member] October 2016 Offering [Member]	Common Stock [Member] March 2017 Registered Direct Offering [Member]	Common Stock [Member] August 2017 Private Placement [Member]	Common Stock [Member] December 2017 Registered Direct Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] May 2016 Offering [Member]	Additional Paid-in Capital [Member] October 2016 Offering [Member]	Additional Paid-in Capital [Member] March 2017 Registered Direct Offering [Member]	Additional Paid-in Capital [Member] August 2017 Private Placement [Member]	Additional Paid-in Capital [Member] December 2017 Registered Direct Offering [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2015	$ 3,692,735						$ 21						$ 158,929,262						$ (155,236,548)
Beginning balance, shares at Dec. 31, 2015							218,556
Net loss	(4,875,198)
Ending balance at Mar. 31, 2016	(489,231)
Beginning balance at Dec. 31, 2015	3,692,735						$ 21						158,929,262						(155,236,548)
Beginning balance, shares at Dec. 31, 2015							218,556
Stock-based compensation expense	1,593,947												1,593,947
Shares issued for restricted stock units, shares							148
Shares and warrants issued, net of issuance costs	1,400,000	$ 4,333,283	$ 8,972,725					$ 5	$ 30					$ 4,333,278	$ 8,972,695
Aggregate shares sold under right offering								55,406	303,333
Shares issued pursuant to stock purchase agreement, net of issuance costs	465,293												465,293
Shares issued pursuant to stock purchase agreement, net of issuance costs, shares							5,772
Fractional shares issued upon one-for-three reverse stock split, shares							98
Net loss	(18,399,322)																		(18,399,322)
Ending balance at Dec. 31, 2016	658,661						$ 58						174,294,473						(173,635,870)
Ending balance, shares at Dec. 31, 2016							583,313
Beginning balance at Mar. 31, 2016	(489,231)
Net loss	(4,594,174)
Ending balance at Jun. 30, 2016	(419,402)
Net loss	(4,743,076)
Ending balance at Sep. 30, 2016	(4,556,158)
Net loss	(4,186,874)
Ending balance at Dec. 31, 2016	658,661						$ 58						174,294,473						(173,635,870)
Ending balance, shares at Dec. 31, 2016							583,313
Net loss	(4,432,707)
Ending balance at Mar. 31, 2017	10,418,069
Beginning balance at Dec. 31, 2016	658,661						$ 58						174,294,473						(173,635,870)
Beginning balance, shares at Dec. 31, 2016							583,313
Net loss	(15,947,164)
Ending balance at Sep. 30, 2017	4,026,079
Beginning balance at Dec. 31, 2016	658,661						$ 58						174,294,473						(173,635,870)
Beginning balance, shares at Dec. 31, 2016							583,313
Stock-based compensation expense	1,247,481												1,247,481
Shares issued for restricted stock units, shares							5,194
Shares issued upon exercise of common stock warrants	7,498,535						$ 23						7,498,512
Shares issued upon exercise of common stock warrants, shares							227,228
Shares and warrants issued, net of issuance costs				$ 8,559,959	$ 2,023,939	$ 2,921,196				$ 15	$ 45	$ 16				$ 8,559,944	$ 2,023,934	$ 2,921,180
Aggregate shares sold under right offering										144,000	48,889	164,167
Fractional shares issued upon one-for-thirty reverse stock split							$ 1						(1)
Fractional shares issued upon one-for-thirty reverse stock split, shares							8,388
Net loss	(21,613,737)																		(21,613,737)
Ending balance at Dec. 31, 2017	1,296,034						$ 118						196,545,523						(195,249,607)
Ending balance, shares at Dec. 31, 2017							1,181,179
Beginning balance at Mar. 31, 2017	10,418,069
Net loss	(5,693,151)
Ending balance at Jun. 30, 2017	7,342,257
Net loss	(5,821,306)
Ending balance at Sep. 30, 2017	4,026,079
Net loss	(5,666,573)
Ending balance at Dec. 31, 2017	1,296,034						$ 118						$ 196,545,523						$ (195,249,607)
Ending balance, shares at Dec. 31, 2017							1,181,179
Net loss	(18,558,028)
Ending balance at Sep. 30, 2018	$ 8,938,408